CAPITAL LEASE OBLIGATIONS (Schedule of Capital Lease Obligation) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Capital lease			$ 3,944,268
Less - lease payments	(368,326)		(1,209,250)
Total capital lease obligation			3,944,268
Less - current portion of capital lease obligation	(1,758,320)		(1,637,296)
Capital lease obligation, net of current portion	1,817,621		2,306,972
Lay Flat Hose [Member] | Capital Lease Obligation [Member]
Capital Leased Assets [Line Items]
Capital lease			3,244,976
Interest rate			33.50%
Monthly payments			150,769
Maturity term			24 months
Flowback, evaporation, and generator equipment [Member] | Capital Lease Obligation [Member]
Capital Leased Assets [Line Items]
Capital lease			1,908,542
Interest rate			15.25%
Monthly payments			$ 52,485
Maturity term			36 months